DERIVATIVE CONTRACTS	9 Months Ended
Sep. 30, 2013
DERIVATIVE CONTRACTS
7.	DERIVATIVE CONTRACTS

The Group is exposed to certain risks related to its business operations. The risks that the Group seeks to manage by using derivative instruments are fluctuations in foreign exchange rates, the purchase price for silver and aluminum and interest rates. The Group recognizes all derivative instruments as either assets or liabilities at fair value in the unaudited interim condensed consolidated balance sheets (see Note 15). The Group’s derivatives are not designated and do not qualify as hedges and are adjusted to fair value through current earnings.

The following table reflects the location in the unaudited interim condensed consolidated statements of comprehensive loss and the amount of realized and unrealized gains/(losses) recognized in income for the derivative contracts not designated as hedging instruments for the nine months ended September 30, 2012 and 2013:

	Statement of comprehensive loss location	Nine Months Ended September 30,
		2012	2013
		(RMB’000)	(RMB’000)	(US$’000)
		(unaudited)	(unaudited)
Foreign exchange derivative contracts (not designated as hedging instruments)—realized	Changes in fair value of derivative contracts	38,046	27,926	4,563
Foreign exchange derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	(35,005)	12,274	2,005
Commodity derivative contracts (not designated as hedging instruments)—realized	Changes in fair value of derivative contracts	(17,777)	(13,537)	(2,212)
Commodity derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	25,883	1,809	296
Interest rate swap derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	(3,133)	231	38

		8,014	28,703	4,690

The following table reflects the fair values of derivatives included in the interim condensed consolidated balance sheets as of December 31, 2012 and September 30, 2013:

	Balance sheet location	Fair value as of
		December 31, 2012	September 30, 2013
		(RMB’000)	(RMB’000)	(US$’000)
			(unaudited)
Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	—	5,310	868

Derivative liabilities (not designated as hedging instruments):
Foreign exchange derivative contracts	Current liabilities: Derivative contracts	7,732	768	125
Commodity derivative contracts	Current liabilities: Derivative contracts	1,809	—	—
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	7,770	7,539	1,232

		17,311	8,307	1,357